Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000142876
Shareholder Report [Line Items]
Fund Name	North Star Bond Fund
Class Name	Class I
Trading Symbol	NSBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Star Bond Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://nsinvest.com/mutual-funds/bond-fund/. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	https://nsinvest.com/mutual-funds/bond-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$159	1.56%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.56%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 35,112,737
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 287,733
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,112,737
Number of Portfolio Holdings	36
Advisory Fee	$287,733
Portfolio Turnover	34%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	74.2%
Money Market Funds	7.9%
Preferred Stocks	11.6%
U.S. Government & Agencies	6.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Consumer Staples	2.2%
Energy	4.3%
Health Care	4.9%
U.S. Treasury Obligations	6.2%
Money Market Funds	7.8%
Real Estate	8.9%
Industrials	9.6%
Financials	17.2%
Consumer Discretionary	37.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	7.8%
United States Treasury Bill, 3.770%, 01/15/26	4.8%
Oceaneering International, Inc., 6.000%, 02/01/28	4.3%
Scotts Miracle-Gro Company (The), 5.250%, 12/15/26	4.3%
Wintrust Financial Corporation, 4.850%, 06/06/29	4.2%
Beazer Homes USA, Inc., 5.875%, 10/15/27	4.2%
Wendy's International, LLC, 7.000%, 12/15/25	4.2%
Elanco Animal Health, Inc., 6.650%, 08/28/28	4.2%
Under Armour, Inc., 3.250%, 06/15/26	4.2%
EPR Properties, 4.950%, 04/15/28	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000125620
Shareholder Report [Line Items]
Fund Name	North Star Dividend Fund
Class Name	Class I
Trading Symbol	NSDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Star Dividend Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nsinvest.com/mutual-funds/dividend-fund/. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	https://nsinvest.com/mutual-funds/dividend-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$139	1.43%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.43%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 83,482,549
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 864,299
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$83,482,549
Number of Portfolio Holdings	53
Advisory Fee	$864,299
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Money Market Funds	0.8%
Preferred Stocks	1.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.8%
Health Care	0.9%
Technology	1.7%
Communications	1.9%
Consumer Staples	4.4%
Energy	5.0%
Materials	5.0%
Industrials	5.5%
Real Estate	8.1%
Financials	21.0%
Utilities	21.2%
Consumer Discretionary	24.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sprott, Inc.	5.4%
Oil-Dri Corporation of America	4.2%
Postal Realty Trust, Inc., Class A	3.7%
LSI Industries, Inc.	3.3%
Northwestern Energy Group, Inc.	3.2%
Westwood Holdings Group, Inc.	3.1%
Flexsteel Industries, Inc.	3.0%
Ethan Allen Interiors, Inc.	2.9%
Northwest Natural Holding Company	2.8%
Bar Harbor Bankshares	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000125617
Shareholder Report [Line Items]
Fund Name	North Star Micro Cap Fund
Class Name	Class I
Trading Symbol	NSMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Star Micro Cap Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://nsinvest.com/mutual-funds/micro-cap-fund/. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	https://nsinvest.com/mutual-funds/micro-cap-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$134	1.38%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.38%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 110,555,244
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 1,105,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$110,555,244 Number of Portfolio Holdings53 Advisory Fee $1,105,000 Portfolio Turnover24%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.7%
Money Market Funds	9.3%

Sector Weighting (% of net assets)

Value	Value
Health Care	0.5%
Energy	0.6%
Utilities	0.9%
Real Estate	2.3%
Consumer Staples	2.7%
Financials	3.8%
Technology	5.2%
Materials	5.7%
Money Market Funds	9.3%
Industrials	25.0%
Consumer Discretionary	44.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	9.3%
United States Lime & Minerals, Inc.	5.1%
Green Brick Partners, Inc.	4.4%
Boot Barn Holdings, Inc.	3.7%
Interface, Inc.	3.6%
Barrett Business Services, Inc.	3.6%
Build-A-Bear Workshop, Inc.	3.6%
QEP Company, Inc.	3.1%
Liquidity Services, Inc.	2.9%
Rocky Brands, Inc.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000106068
Shareholder Report [Line Items]
Fund Name	North Star Opportunity Fund
Class Name	Class A
Trading Symbol	NSOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Star Opportunity Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://nsinvest.com/mutual-funds/opportunity-fund/. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	https://nsinvest.com/mutual-funds/opportunity-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$161	1.55%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 137,849,917
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,174,239
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$137,849,917
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$1,174,239
Portfolio Turnover	25%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	72.8%
Convertible Bonds	0.7%
Corporate Bonds	10.0%
Money Market Funds	0.7%
Preferred Stocks	2.0%
U.S. Government & Agencies	13.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.7%
Energy	3.8%
Industrials	3.9%
Consumer Staples	4.0%
Real Estate	5.3%
Health Care	5.5%
Communications	6.2%
U.S. Treasury Obligations	13.7%
Financials	17.4%
Technology	18.4%
Consumer Discretionary	20.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 3.610%, 12/11/25	7.2%
United States Treasury Bill, 3.770%, 01/15/26	6.5%
Alphabet, Inc., Class A	6.2%
Advanced Micro Devices, Inc.	5.6%
Sphere Entertainment Company	4.6%
JPMorgan Chase & Company	4.3%
Apple, Inc.	4.2%
Bank of America Corporation	4.2%
Amazon.com, Inc.	3.7%
Blackstone, Inc.	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000106067
Shareholder Report [Line Items]
Fund Name	North Star Opportunity Fund
Class Name	Class I
Trading Symbol	NSOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Star Opportunity Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://nsinvest.com/mutual-funds/opportunity-fund/. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	https://nsinvest.com/mutual-funds/opportunity-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$135	1.30%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 137,849,917
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,174,239
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$137,849,917
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$1,174,239
Portfolio Turnover	25%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	72.8%
Convertible Bonds	0.7%
Corporate Bonds	10.0%
Money Market Funds	0.7%
Preferred Stocks	2.0%
U.S. Government & Agencies	13.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.7%
Energy	3.8%
Industrials	3.9%
Consumer Staples	4.0%
Real Estate	5.3%
Health Care	5.5%
Communications	6.2%
U.S. Treasury Obligations	13.7%
Financials	17.4%
Technology	18.4%
Consumer Discretionary	20.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 3.610%, 12/11/25	7.2%
United States Treasury Bill, 3.770%, 01/15/26	6.5%
Alphabet, Inc., Class A	6.2%
Advanced Micro Devices, Inc.	5.6%
Sphere Entertainment Company	4.6%
JPMorgan Chase & Company	4.3%
Apple, Inc.	4.2%
Bank of America Corporation	4.2%
Amazon.com, Inc.	3.7%
Blackstone, Inc.	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000241411
Shareholder Report [Line Items]
Fund Name	North Star Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	WFICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Star Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://nsinvest.com/mutual-funds/small-cap-value-fund/. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	https://nsinvest.com/mutual-funds/small-cap-value-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 31,316,771
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 74,234
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$31,316,771
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$74,234
Portfolio Turnover	23%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.9%
Money Market Funds	2.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Utilities	0.9%
Materials	1.6%
Money Market Funds	2.1%
Consumer Staples	2.7%
Communications	2.8%
Real Estate	5.8%
Energy	7.1%
Technology	8.3%
Financials	14.8%
Consumer Discretionary	20.2%
Industrials	33.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comfort Systems USA, Inc.	6.9%
Sphere Entertainment Company	6.1%
Sprott, Inc.	3.8%
AZZ, Inc.	3.5%
Gulfport Energy Corporation	3.5%
QCR Holdings, Inc.	3.2%
LSI Industries, Inc.	3.1%
OSI Systems, Inc.	3.1%
Allient, Inc.	3.0%
Blue Bird Corporation	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

C000241410
Shareholder Report [Line Items]
Fund Name	North Star Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	WSCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Star Small Cap Value Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://nsinvest.com/mutual-funds/small-cap-value-fund/. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	https://nsinvest.com/mutual-funds/small-cap-value-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$124	1.21%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.21%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 31,316,771
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 74,234
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$31,316,771
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$74,234
Portfolio Turnover	23%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.9%
Money Market Funds	2.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Utilities	0.9%
Materials	1.6%
Money Market Funds	2.1%
Consumer Staples	2.7%
Communications	2.8%
Real Estate	5.8%
Energy	7.1%
Technology	8.3%
Financials	14.8%
Consumer Discretionary	20.2%
Industrials	33.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comfort Systems USA, Inc.	6.9%
Sphere Entertainment Company	6.1%
Sprott, Inc.	3.8%
AZZ, Inc.	3.5%
Gulfport Energy Corporation	3.5%
QCR Holdings, Inc.	3.2%
LSI Industries, Inc.	3.1%
OSI Systems, Inc.	3.1%
Allient, Inc.	3.0%
Blue Bird Corporation	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.